                                         Registration No. 333-96461 and 811-9813
           As filed with the Securities and Exchange Commission on July 17, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

         Pre-Effective Amendment No.                                / /

         Post-Effective Amendment No.          13                   /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

         Amendment No.                         14                   /X/

 (Check appropriate box or boxes)

                                 UMB SCOUT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
              (Registrant's Telephone Number, including Area Code)

                            Lawrence A. Knecht, Esq.,
           UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, MO 64106
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               Constance E. Martin
                             UMB Fund Services, Inc.
                         803 West Michigan St., Suite A
                               Milwaukee, WI 53233

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X]   immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]   on (date) pursuant to paragraph (b) of Rule 485

[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                 UMB SCOUT FUNDS
                            PROSPECTUS JULY 17, 2007

MONEY MARKET FUND - FEDERAL PORTFOLIO (UMGXX)

MONEY MARKET FUND - PRIME PORTFOLIO (UMQXX)

TAX-FREE MONEY MARKET FUND (UMUXX)

                              Service Class Shares

Shares of the Funds have not been approved or  disapproved by the Securities and
Exchange  Commission  nor has the  Commission  passed  on the  adequacy  of this
Prospectus. Any representation to the contrary is a criminal offense.

                                                     OPPORTUNITY BEYOND TOMORROW

                       This page intentionally left blank.

PROSPECTUS                                                         July 17, 2007
                                                        Toll-free 1-800-996-2862

UMB Scout Money Market Fund - Federal Portfolio (Service Class Shares)
UMB Scout Money Market Fund - Prime Portfolio (Service Class Shares)
UMB Scout Tax-Free Money Market Fund (Service Class Shares)

Investment Advisor:                             Distributor:
SCOUT INVESTMENT ADVISORS, INC.                 UMB DISTRIBUTION SERVICES, LLC
Kansas City, Missouri                           Milwaukee, Wisconsin

TABLE OF CONTENTS
                                                                           Page
INFORMATION ABOUT THE FUNDS
Investment Objectives and Principal Investment Strategies..................
Principal Risk Factors.....................................................
Past Performance...........................................................
Fees and Expenses..........................................................
Investment Advisor.........................................................
Financial Highlights.......................................................

BUYING AND SELLING SHARES
Before You Invest..........................................................
Buying Shares..............................................................
Selling Shares.............................................................
Other Shareholder Information..............................................
Dividends, Distributions and Taxes.........................................

This  Prospectus  relates solely to the Service Class of shares of the UMB Scout
Money Market Fund - Federal  Portfolio,  the UMB Scout Money Market Fund - Prime
Portfolio,  and the UMB Scout  Tax-Free  Money  Market Fund (each,  a "Fund" and collectively,  the "Funds"). The Service Class shares of the Funds are primarily designed for use by banks, brokers and trust companies (including UMB Bank, n.a.
and its  affiliates)  in "cash sweep"  programs,  where  customers  request that excess cash in their account be automatically  invested in a money market mutual fund.

The Service  Class shares are subject to an annual Rule 12b-1  distribution  and service fee.  UMB Scout Funds offer other mutual funds and an Investor  Class of shares of the Funds for direct investment by investors outside of any cash sweep program  through a  separate  prospectus.  Investor  Class  shares of the Funds, outside of any cash sweep arrangement, are made available without the imposition of sales charges or Rule 12b-1 fees. You should  consider the Funds'  investment objectives,  risks,  charges and  expenses  carefully  before  investing.  For a
Prospectus,  including this and other information  about the Funds,  please call
1-800-996-2862  or  visit  www.umbscoutfunds.com.  Please  read  the  Prospectus carefully before investing.

An investment  in the Funds is not insured or guaranteed by the Federal  Deposit
Insurance  Corporation  or any  government  agency.  Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund's investment objective may be changed by the Board without shareholder approval.  If the  Board  approves  a change in a Fund's  investment  objective, shareholders  will be given advance  notice of the change.  Each Fund intends to pursue  its  objective  by  investing  as  described  below and will  dispose of portfolio holdings any time that the Fund's investment advisor, Scout Investment
Advisors,  Inc. (the  "Advisor"),  believes that they are no longer suitable for achieving the Fund's objective.  The principal risk factors associated with each
Fund are noted in each case and are  described  in more detail in the  Principal
Risk Factors section.

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
Investment Objective: Maximum income consistent with safety of principal and liquidity.
Principal Risks: Fixed-Income Risks.

The Funds pursue their objective by investing in  high-quality,  short-term debt instruments.  The UMB Scout  Money  Market  Fund - Federal  Portfolio  ("Federal
Portfolio") only invests in United States government  securities,  while the UMB
Scout Money Market Fund - Prime Portfolio ("Prime  Portfolio") invests in United
States  government  securities  and  may  also  invest  in  other  money  market securities.  Each Fund seeks to maintain a constant net asset value of $1.00 per share. Each Fund will maintain a weighted average maturity of 90 days or less.

HOW DO THE FUNDS  CHOOSE  SECURITIES  IN WHICH TO INVEST?  The Funds select only high-quality,  short-term  obligations  in which to  invest.  Examples  of these securities follow.

FEDERAL  PORTFOLIO - Only  invests in the  following  United  States  government securities:

     |X|  Direct obligations of the United States  government,  such as Treasury bills, notes and bonds.

     |X|  Obligations of United States government agencies and instrumentalities which are  secured by the full  faith and credit of the United  States
          Treasury;  or which are  secured  by the right of the issuer to borrow from the Treasury;  or are  supported by the credit of the  government agency or instrumentality itself.

          The Federal Portfolio may also invest in the above types of securities subject to repurchase  agreements  entered into with the seller of the issues.

PRIME  PORTFOLIO - In addition to the  securities  eligible  for purchase by the
Federal Portfolio described above, the Prime Portfolio may also invest in:

     |X|  Domestic  short-term   obligations  issued  by  larger  United  States
          commercial banks and Savings and Loan  Associations  which are members of the Federal Deposit Insurance Corporation,  or holding companies of such banks and savings and loans.

     |X|  Short-term   obligations  issued  by  companies  that  meet  the  high
          credit-quality standards of the Prime Portfolio.

UMB SCOUT TAX-FREE MONEY MARKET FUND
Investment Objective: Highest level of income exempt from federal income tax consistent with quality and maturity standards.
Principal Risks: Fixed-Income Risks, Municipal Risks, Tax Risks.

In addition to its stated  investment  objective,  the UMB Scout  Tax-Free Money
Market  Fund  further  seeks to  maintain a stable net asset  value of $1.00 per share.

HOW DOES THE FUND  CHOOSE  SECURITIES  IN WHICH TO INVEST?  As a tax-free  money market  fund,  the Fund  invests  primarily  in  high-quality,  short-term  debt obligations  that are exempt from federal  income tax.  Normally,  the Fund will invest at least 80% of its net assets in securities that are exempt from federal income  tax.  This 80%  policy is  fundamental,  which  means  that it cannot be changed by the Board without first obtaining shareholder approval.  The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis,  when the Advisor  believes it is in the best  interest of  shareholders.
Such taxable  instruments  include  obligations of the United States government, its agencies and instrumentalities;  certain certificates of deposit and bankers acceptances; or certain commercial paper.

THE SHARES OFFERED BY THIS  PROSPECTUS  ARE NOT DEPOSITS OR OBLIGATIONS  OF, NOR
GUARANTEED  BY, UMB BANK,  N.A. OR ANY OTHER BANKING  INSTITUTION.  THEY ARE NOT
FEDERALLY  INSURED BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION  OR ANY OTHER
UNITED  STATES  GOVERNMENT  AGENCY.   THESE  SHARES  INVOLVE  INVESTMENT  RISKS,
INCLUDING THE POSSIBLE LOSS OF PRINCIPAL INVESTED.

PRINCIPAL RISK FACTORS

INVESTMENTS  IN THE FUNDS ARE NOT DEPOSITS IN UMB BANK,  N.A. OR ITS  AFFILIATES
AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT  INSURANCE  CORPORATION
OR ANY OTHER GOVERNMENT  AGENCY.  ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE
OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING
IN THE  FUNDS.  INCOME  FROM THE UMB SCOUT  TAX-FREE  MONEY  MARKET  FUND MAY BE
SUBJECT  TO THE  FEDERAL  ALTERNATIVE  MINIMUM  TAX,  AS WELL AS STATE AND LOCAL
TAXES.

FIXED-INCOME RISKS

While  each Fund seeks to  preserve  the value of your  investment  at $1.00 per share,  the yields earned by the Funds will  fluctuate.  The yield and principal value of money market instruments are sensitive to short-term lending conditions and interest rates, and it is possible that an issuer may default.

With respect to United States government  securities,  there can be no assurance that the United  States  government  will  provide  financial  support to United
States  government-sponsored  agencies  or  instrumentalities  where  it is  not obligated to do so by law.

MUNICIPAL RISKS

Investments  in the UMB Scout  Tax-Free  Money  Market Fund are also  subject to risks associated with investments in municipal securities. Municipal obligations that the Fund  purchases  may be backed by letters of credit issued by banks and other financial institutions.  Adverse developments affecting banks could have a negative effect on the Fund's portfolio securities.  Municipal obligations which the Fund may acquire include  municipal lease  obligations which are issued by a state or local  government  to acquire land and a wide variety of equipment  and facilities.  If the funds are not  appropriated  for the following  year's lease payments, the lease may terminate,  with the possibility of default on the lease obligation and significant loss to the Fund.

TAX RISKS

The UMB Scout  Tax-Free  Money  Market  Fund may be more  adversely  impacted by changes in tax rates and policies  than the other UMB Scout Money Market  Funds.
Because  interest  income on  municipal  obligations  is normally not subject to regular federal income taxation,  the attractiveness of municipal obligations in relation to other investment  alternatives is affected by changes in federal and state income tax rates  applicable to, or the continuing  tax-exempt  status of, such  interest  income.  Any proposed or actual  changes in such rates or exempt status can therefore  significantly affect the demand for and supply,  liquidity and marketability of municipal obligations,  which could in turn affect a Fund's ability to acquire and dispose of municipal  obligations at desirable  yield and price levels.

Investments in tax-exempt  securities pose additional  risks. In many cases, the
Internal  Revenue  Service has not ruled on whether the  interest  received on a tax-exempt  obligation  is  tax-exempt,  and  accordingly,  purchases  of  these securities  are based on the opinion of bond  counsel to the issuers at the time of issuance. The Fund and the Advisor rely on these opinions and will not review the basis for them.

PAST PERFORMANCE

The bar charts and tables on the  following  pages  provide an indication of the variability of the Funds'  returns and the risks of investing in the Funds.  The bar charts show how each Fund's  returns  have  changed  from year to year.  The tables show how each Fund's average annual returns for certain  periods  compare with those of a broad market  benchmark.  The  performance  shown is that of the
Funds' no-load  Investor Class shares.  The Service Class shares offered in this
Prospectus  are subject to annual Rule 12b-1  distribution  and service  fees of
0.50%,  which will reduce the returns of the Service Class shares.  Keep in mind that  past  performance  is not  necessarily  an  indication  of how a Fund will perform in the future.

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO

Annual Total Return as of December 31 of Each Year(1)

[table in place of chart for word document only]

       -------------- -------------------
           Year          Percent (%)
       -------------- -------------------
            97               5.09
       -------------- -------------------
            98               5.04
       -------------- -------------------
            99               4.66
       -------------- -------------------
            00               5.91
       -------------- -------------------
            01               3.62
       -------------- -------------------
            02               1.19
       -------------- -------------------
            03               0.62
       -------------- -------------------
            04               0.84
      -------------- -------------------
            05               2.70
       -------------- -------------------
            06               4.43
       -------------- -------------------

During the periods shown in the chart above the Fund's highest  quarterly return was 1.53%  (quarter  ended  December 31, 2000) and the Fund's  lowest  quarterly return was 0.13% (quarter ended June 30, 2004).

Year-to-date return (through June 30, 2007): 2.39%

------------------------------------------------------- -------------- ------------ --------------
Average Annual Total Return as of December 31, 2006         1 Year       5 Years       10 Years
------------------------------------------------------- -------------- ------------ --------------
Money Market Fund -
         Federal Portfolio(1)                                4.43%         1.95%        3.39%
------------------------------------------------------- -------------- ------------ --------------
Salomon Smith Barney
         3-Month Treasury Bill Index                         4.76%         2.35%        3.67%
------------------------------------------------------- -------------- ------------ --------------

You may call  1-800-996-2862  to obtain the current 7-day yield of the UMB Scout
Money Market Fund - Federal Portfolio - Service Class.

(1)  The Fund began offering  Service Class shares on July 17, 2007. The returns shown in the above bar chart  and  table are the  returns  of the  Investor
     Class  shares of the Fund,  for which  historical  data is  available.  The
     Service  Class  shares are  subject to annual Rule 12b-1  distribution  and service fees of 0.50% and the Investor  Class shares are not subject to any
     Rule 12b-1  distribution  fees. Service Class shares of the Fund would have similar,  but lower  annual  returns because the shares are invested in the same  portfolio of securities  and the annual  returns would differ only to the extent that the Classes do not have the same  expenses.  Investor Class shares are offered in another prospectus.

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

Annual Total Return as of December 31 of Each Year(2)

[table in place of chart for word document only]

       -------------- -------------------
           Year          Percent (%)
       -------------- -------------------
            97               5.17
       -------------- -------------------
            98               5.14
       -------------- -------------------
            99               4.76
       -------------- -------------------
            00               6.05
       -------------- -------------------
            01               3.63
       -------------- -------------------
            02               1.23
       -------------- -------------------
            03               0.63
       -------------- -------------------
            04               0.86
       -------------- -------------------
            05               2.73
       -------------- -------------------
            06               4.52
       -------------- -------------------

During the periods shown in the chart above the Fund's highest  quarterly return was 1.56%  (quarter  ended  December 31, 2000) and the Fund's  lowest  quarterly return was 0.13% (quarter ended June 30, 2004).

Year-to-date return (through June 30, 2007): 2.42%

----------------------------------------------------- ------------ ------------ ------------
Average Annual Total Return as of December 31, 2006      1 Year       5 Years     10 Years
----------------------------------------------------- ------------ ------------ ------------
Money Market Fund -
         Prime Portfolio(2)                               4.52%         1.98%      3.45%
----------------------------------------------------- ------------ ------------ ------------
Salomon Smith Barney
         3-Month Treasury Bill Index                      4.76%         2.35%      3.67%
----------------------------------------------------- ------------ ------------ ------------

You may call  1-800-996-2862  to obtain the current 7-day yield of the UMB Scout
Money Market Fund - Prime Portfolio - Service Class.

(2)  The Fund began offering  Service Class Shares on July 17, 2007. The returns shown in the above bar chart  and  table are the  returns  of the  Investor
     Class  shares of the Fund,  for which  historical  data is  available.  The
     Service  Class  shares are  subject to annual Rule 12b-1  distribution  and service fees of 0.50% and the Investor  Class shares are not subject to any
     Rule 12b-1  distribution  fees. Service Class shares of the Fund would have similar,  but lower annual  returns  because the shares are invested in the same  portfolio of securities  and the annual  returns would differ only to the extent that the Classes do not have the same  expenses.  Investor Class shares are offered in another prospectus.

UMB SCOUT TAX-FREE MONEY MARKET FUND

Annual Total Return as of December 31 of Each Year(3)

[table in place of chart for word document only]

       -------------- -------------------
           Year          Percent (%)
       -------------- -------------------
            97               3.12
       -------------- -------------------
            98               2.94
       -------------- -------------------
            99               2.72
       -------------- -------------------
            00               3.59
       -------------- -------------------
            01               2.19
       -------------- -------------------
            02               0.83
       -------------- -------------------
            03               0.48
       -------------- -------------------
            04               0.66
       -------------- -------------------
            05               1.86
       -------------- -------------------
            06               2.87
       -------------- -------------------

During the periods shown in the chart above the Fund's highest  quarterly return was 0.93%  (quarter  ended  December 31, 2000) and the Fund's  lowest  quarterly return was 0.08% (quarter ended September 30, 2003).

Year-to-date return (through June 30, 2007): 1.58%

------------------------------------------------------ ------------ ------------ -----------
Average Annual Total Return as of December 31, 2006       1 Year       5 Years    10 Years
------------------------------------------------------ ------------ ------------ -----------
Tax-Free Money Market Fund(3)                              2.87%        1.34%       2.12%
------------------------------------------------------ ------------ ------------ -----------
Salomon Smith Barney
         3-Month Treasury Bill Index                       4.76%        2.35%       3.67%
------------------------------------------------------ ------------ ------------ -----------
Lipper Tax-Exempt Money
         Market Fund Index(4)                              2.93%        1.41%       2.21%
------------------------------------------------------ ------------ ------------ -----------

You may call  1-800-996-2862  to obtain the current 7-day yield of the UMB Scout
Tax-Free Money Market Fund - Service Class.

(3)  The Fund began offering  Service Class Shares on July 17, 2007. The returns shown in the above bar chart  and  table are the  returns  of the  Investor
     Class  shares of the Fund,  for which  historical  data is  available.  The
     Service  Class  shares are  subject to annual Rule 12b-1  distribution  and service fees of 0.50% and the Investor  Class shares are not subject to any
     Rule 12b-1  distribution  fees. Service Class shares of the Fund would have similar,  but lower annual  returns  because the shares are invested in the same  portfolio of securities  and the annual  returns would differ only to the extent that the Classes do not have the same  expenses.  Investor Class shares are offered in another prospectus.

(4)  The returns of the Lipper  Tax-Exempt  Money Market Fund Index show how the
     Fund's  performance  compares  with the  returns  of an index of funds with similar investment objectives.

FEES AND EXPENSES

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

------------------------------------------------------ ----------------------- ----------------------- -----------------------
                                                          UMB Scout Money         UMB Scout Money        UMB Scout Tax-Free
                                                       Market Fund - Federal    Market Fund - Prime      Money Market Fund
                                                         Portfolio (Service      Portfolio (Service       (Service Class)*
                                                              Class)*                 Class)*
------------------------------------------------------ ----------------------- ----------------------- -----------------------
Shareholder Fees
(fees paid directly from your investment)
------------------------------------------------------ ----------------------- ----------------------- -----------------------
Maximum Sales Charge (Load) Imposed on Purchases.....           None                    None                    None
------------------------------------------------------ ----------------------- ----------------------- -----------------------
Maximum Deferred Sales Charge (Load).................           None                    None                    None
------------------------------------------------------ ----------------------- ----------------------- -----------------------
Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends............................           None                    None                    None
------------------------------------------------------ ----------------------- ----------------------- -----------------------
  Redemption Fee.....................................           None                    None                    None
------------------------------------------------------ ----------------------- ----------------------- -----------------------
  Exchange Fee.......................................           None                    None                    None
------------------------------------------------------ ----------------------- ----------------------- -----------------------
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
------------------------------------------------------ ----------------------- ----------------------- -----------------------
Investment Advisory Fees.............................           .30%                    .34%                    .30%
------------------------------------------------------ ----------------------- ----------------------- -----------------------
Distribution and/or Service (12b-1) Fees.............           .50%                    .50%                    .50%
------------------------------------------------------ ----------------------- ----------------------- -----------------------
Other Expenses.......................................           .16%                    .12%                    .19%
------------------------------------------------------ ----------------------- ----------------------- -----------------------
Total Annual Fund Operating Expenses.................           .96%                    .96%                    .99%
------------------------------------------------------ ----------------------- ----------------------- -----------------------

*    Each Fund began offering Service Class shares on July 17, 2007. Each Fund's
     Annual Fund  Operating  Expenses for its Service  Class shares are based in part on the Other  Expenses  amounts for each Fund's  Investor Class shares for the fiscal year ended June 30, 2007.  The  Distribution  and/or Service
     (12b-1) Fees are based on the fees of the Service  Class  Distribution  and
     Shareholder Servicing Plan.

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Service Class shares of the Funds with the cost of investing in other mutual funds.  The  examples  assume  that you invest  $10,000 in the Fund for the time periods  indicated and then redeem all your shares at the end of those  periods.
The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------- ----------------- ---------------- ---------------- ----------------
                                                           1 Year           3 Years          5 Years         10 Years
----------------------------------------------------- ----------------- ---------------- ---------------- ----------------

UMB Scout Money Market Fund - Federal Portfolio.....        $98              $306             $531             $1,178
UMB Scout Money Market Fund - Prime Portfolio.......        $98              $306             $531             $1,178
UMB Scout Tax-Free Money Market Fund................        $101             $315             $547             $1,213
----------------------------------------------------- ----------------- ---------------- ---------------- ----------------

INVESTMENT ADVISOR

Scout  Investment  Advisors,  Inc.  (the  "Advisor")  is each Fund's  Investment
Advisor. The Advisor is a wholly-owned  subsidiary of UMB Bank, n.a. ("UMB") and was formed as a federally  registered  investment advisory subsidiary of UMB for the  purpose of  managing  the UMB Scout  Funds.  The  Advisor  and UMB are each located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced  portfolio management and investment analysis and research staff. As of June 30,  2007,  assets  under the  management  of UMB and the  Advisor  were approximately $10.6 billion.

UMB Scout Funds, on behalf of the Funds, has entered into an Investment Advisory
Agreement with the Advisor.  Pursuant to the Investment Advisory Agreement,  the
Advisor  manages each Fund's  assets in  accordance  with the Fund's  investment objectives and policies.  The Advisor makes all  determinations  with respect to the purchase and sale of securities in the Fund's portfolio  including decisions on execution of the  transactions,  all subject to  supervision  of the Board of
Trustees.  As compensation,  the UMB Scout Money Market Fund - Federal Portfolio
and UMB Scout Tax-Free Money Market Fund each pay the Advisor an advisory fee at the  annual  rate of 30/100 of one  percent  (0.30%)  on its  average  daily net assets.  The UMB Scout Money Market Fund - Prime  Portfolio  pays the Advisor an advisory fee at the annual rate of 34/100 of one percent  (0.34%) on the average daily net assets. These advisory fees are paid monthly.

A  discussion  regarding  the basis for the Board's  approval of the  Investment
Advisory Agreement of the Funds will be available in the Funds' Annual Report to
Shareholders for the period ended June 30, 2007.

The Investment  Advisory Agreement limits the liability of the Advisor,  as well
as  its  officers  and  employees,   to  acts  or  omissions  involving  willful
misfeasance,  bad  faith,  gross  negligence  or  reckless  disregard  of  their obligations or duties.

FINANCIAL HIGHLIGHTS

The Service Class shares of the Funds do not have a financial  history as of the date of this  Prospectus.  As a result,  the  tables  below  set forth  selected financial data for an Investor Class share of each Fund  outstanding  throughout each year  presented.  The Service Class shares  offered in this  Prospectus are subject to annual Rule 12b-1  distribution and service fees of 0.50%, which will reduce the  returns and  increase  expenses of the  Service  Class  shares.  The financial  highlights  table is  intended  to help you  understand  each  Fund's financial  performance for the past five years (or, if shorter,  the period of a
Fund's operations).  Certain information reflects financial results for a single
Fund share.  The total  returns in the table  represent  how much an investor in each Fund would have  earned (or lost) on an  investment  in the Fund  (assuming reinvestment of all dividends and distributions).

Financial highlights are presented for each of the Funds, and, for periods prior to April 1, 2005, are from the annual reports of their  predecessor  funds which were  previously  organized as Maryland  corporations.  Effective April 1, 2005, shareholders  of each Fund  approved  the  reorganization  of these  Funds  from
Maryland  corporations  (or  series  thereof)  to series of UMB Scout  Funds,  a
Delaware statutory trust.

The financial  highlights related to periods prior to April 1, 2005 are based on the fees and  expenses  in effect  prior to  changes  approved  by  shareholders effective on April 1, 2005. The  information has been audited by BKD, LLP, whose reports, along with each Fund's financial statements, are included in the Annual
Report, which is available upon request.

FINANCIAL HIGHLIGHTS

Per share  income and capital  changes for a share  outstanding  throughout  the period.

UMB SCOUT MONEY MARKET FUND-- FEDERAL PORTFOLIO - INVESTOR CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                ENDED DECEMBER
                                                                   31, 2006            FOR THE PERIODS ENDED JUNE 30,
                                                                  (UNAUDITED)    2006      2005     2004     2003      2002
--------------------------------------------------------           ---------   --------- -------- -------- --------- ---------

Net asset value, beginning of period..............                  $1.00       $1.00     $1.00    $1.00    $1.00     $1.00
                                                                   ---------   --------- -------- -------- --------- ---------
   Income from investment operations:
     Net investment income........................                   0.02        0.04      0.02     0.01     0.01      0.02
                                                                   ---------   --------- -------- -------- --------- ---------
   Distributions from:
     Net investment income........................                  (0.02)      (0.04)    (0.02)   (0.01)   (0.01)    (0.02)
                                                                   ---------   --------- -------- -------- --------- ---------
Net asset value, end of period....................                  $1.00       $1.00     $1.00    $1.00    $1.00     $1.00
                                                                   ---------   --------- -------- -------- --------- ---------
Total return......................................                   2.38%(a)    3.62%     1.69%    0.52     0.92%     1.91%
                                                                   ---------   --------- -------- -------- --------- ---------
Ratios/Supplemental Data
Net assets, end of period (in millions)...........                  $267        $205       $203     $210     $334     $353
Ratio of expenses to average net assets...........                   0.47%       0.50%     0.51%    0.51     0.51%    0.51%
Ratio of net investment income to average net
   assets.........................................                   4.68%       3.58%     1.65%    0.52     0.91%    1.91%
                                                                   ---------   --------- -------- -------- --------- ---------

(a) Not annualized.

UMB SCOUT MONEY MARKET FUND-- PRIME PORTFOLIO - INVESTOR CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS
                                                                ENDED DECEMBER
                                                                    31, 2006             FOR THE PERIODS ENDED JUNE 30,
                                                                  (UNAUDITED)    2006     2005     2004       2003     2002
--------------------------------------------------------           ---------   -------- -------- --------- -------- ---------

Net asset value, beginning of period..............                  $1.00       $1.00    $1.00    $1.00     $1.00    $1.00
                                                                   ---------   -------- -------- --------- -------- ---------
   Income from investment operations:
     Net investment income........................                   0.02        0.04     0.02     0.01      0.01     0.02
                                                                   ---------   -------- -------- --------- -------- ---------
   Distributions from:
     Net investment income........................                  (0.02)      (0.04)   (0.02)   (0.01)    (0.01)   (0.02)
                                                                   ---------   -------- -------- --------- -------- ---------
Net asset value, end of period....................                  $1.00       $1.00    $1.00    $1.00     $1.00    $1.00
                                                                   ---------   -------- -------- --------- -------- ---------
Total return......................................                   2.42%(a)    3.68%    1.71%    0.54%     0.95%    1.94%
                                                                   ---------   -------- -------- --------- -------- ---------
Ratios/Supplemental Data
Net assets, end of period (in millions)...........                  $631        $572      $517     $587     $1,011    $938
Ratio of expenses to average net assets...........                   0.47%       0.50%    0.50%     0.51%    0.50%     0.51%
Ratio of net investment income to average net
     assets.......................................                   4.76%       3.64%    1.69%     0.54%    0.94%     1.91%
                                                                   ---------   -------- -------- --------- -------- ---------

(a) Not annualized.

UMB SCOUT TAX-FREE MONEY MARKET FUND - INVESTOR CLASS SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS
                                                                ENDED DECEMBER
                                                                    31, 2006                 FOR THE PERIODS ENDED JUNE 30,
                                                                  (UNAUDITED)   2006      2005     2004     2003     2002
--------------------------------------------------------           ---------   -------- -------- -------- -------- --------

Net asset value, beginning of period..............                  $1.00       $1.00    $1.00    $1.00    $1.00    $1.00
                                                                   ---------   -------- -------- -------- -------- --------
   Income from investment operations:
     Net investment income........................                   0.02        0.02     0.01      --      0.01     0.01
                                                                   ---------   -------- -------- -------- -------- --------
   Distributions from:
     Net investment income........................                  (0.02)      (0.02)   (0.01)     --     (0.01)   (0.01)
                                                                   ---------   -------- -------- -------- -------- --------
Net asset value, end of period....................                  $1.00       $1.00    $1.00    $1.00    $1.00    $1.00
                                                                   ---------   -------- -------- -------- -------- --------
Total return......................................                   1.53%(a)    2.37%    1.25%    0.42%    0.71%    1.23%
                                                                   ---------   -------- -------- -------- -------- --------
Ratios/Supplemental Data
Net assets, end of period (in millions)...........                  $141        $110     $147     $146     $197     $175
Ratio of expenses to average net assets...........                   0.51%       0.53%    0.51%    0.51%    0.51%    0.51%
Ratio of net investment income to average net
    assets........................................                   3.03%       2.33%    1.24%    0.42%    0.70%    1.19%
                                                                   ---------   -------- -------- -------- -------- --------

(a) Not annualized.

BEFORE YOU INVEST

Prospectus.  This Prospectus  contains  important  information  about the Funds.
Please read it carefully before you decide to invest.

Distribution and Shareholder Servicing (12b-1) Fees. The Service Class shares of each Fund are primarily designed for use by banks or trust companies  (including
UMB Bank, n.a. and its affiliates) in "cash sweep"  programs,  where  customers'
excess cash is automatically invested in money market funds. Each Fund's Service
Class of shares is subject to a Distribution  and  Shareholder  Servicing  Plan,
sometimes  known as a Rule 12b-1 plan,  under which the Service Class shares pay distribution  and  servicing  fees of 0.50% per year to banks,  brokers or trust companies  for the sale of Service  Class  shares and for  services  provided to shareholders.  Because  these  fees are paid out of each  Fund's  Service  Class assets on an ongoing basis,  over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Determining  Share Price.  The price at which a Fund's  shares are  purchased or redeemed  (sold) is called the Fund's net asset value per share ("NAV").  A Fund calculates  its NAV by taking the total  value of its  assets,  subtracting  its liabilities,  and  dividing  the  total by the  number of Fund  shares  that are outstanding.  Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock  Exchange  ("NYSE")  (usually 3:00
p.m.  Central  Time) on days when the Fund is open for  business.  The Funds are normally  open for  business on the same days that the NYSE is open for trading.
The NYSE is closed on weekends,  national  holidays and Good Friday. If the NYSE is closed  (other than for a weekend),  the UMB Scout  money  market  funds will remain open for business on each day that national  banks are generally open for business,  the U.S.  government  securities  markets  are open,  and the Advisor determines that there is sufficient liquidity in those markets. The price of the shares  purchased or redeemed will be the next NAV calculated after the order is received in good order by the Funds' Transfer Agent. "Good order" means that the account  application has been properly  completed and signed and payment for the shares  has been  made.  Certain  intermediaries  that  have  made  satisfactory contractual  arrangements are authorized to accept purchase or redemption orders for Fund shares. In such cases, when the  intermediaries  have received an order
(and payment if necessary)  prior to the close of trading on the NYSE, the order is processed at the NAV per share next calculated  after receipt of the order by the  intermediary.  The Funds reserve the right to cease, or to advance the time for,  accepting purchase or redemption orders to be calculated at the same day's
NAV  when  the  NYSE  closes  early as a  result  of  unusual  weather  or other conditions.

The Funds value  assets on the basis of amortized  cost as further  described in the Statement of Additional Information.

BUYING SHARES

Service  Class shares are  primarily  made  available to investors in connection
with  cash  sweep   arrangements   offered  by  banks,   trust  departments  and
broker-dealers.

If  you  purchase  shares  through  a  financial  intermediary,   the  financial
intermediary  may have its own deadlines for the receipt of the purchase  order.
An institution  purchasing  shares on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

If a  purchase  request  is  received  by the  Funds'  Transfer  Agent  or other authorized  agent  before the close of trading  on the NYSE  (usually  3:00 p.m.
Central Time) on a day when the Funds are open for business, the request will be executed at that day's NAV,  provided that the  application is in good order. If the  request is received  after the close of  trading,  it will be priced at the next  business  day's NAV.  Shares  purchased  by wire will receive the NAV next determined  after the Transfer  Agent  receives the wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase  transactions  at any time,  without prior notice.

Additional Purchase Information

     o    The Funds do not issue certificates for shares.

     o    The Funds are only  offered to residents  of the United  States.  This
          Prospectus  should not be considered a solicitation to buy or an offer to sell  shares  of the  Funds in any  jurisdiction  where it would be unlawful to do so under the securities laws of that jurisdiction.

     o    Once an order is placed,  it can't be cancelled or revoked.  The Funds may reject a purchase order for any reason.

Transactions  Through UMB Bank, n.a. and Other Institutions.  You should contact the bank or financial  services  company that set up your cash sweep vehicle for additional  information  and  instructions.  Please  note  that  your  financial services  company may charge  transaction  and other fees and may set  different minimum  investments  or  limitations  on buying and  selling  shares than those described in the Prospectus.  In addition, these intermediaries may place limits on your ability to use services the Funds offer.

The Advisor,  from its own  resources,  may make  payments to financial  service agents as  compensation  for access to platforms or programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection  with such  platforms  and  programs.  This includes fees paid to UMB
Financial  Services,  Inc.  and UMB Bank,  n.a. on UMB Scout Fund shares held in customer accounts for services rendered.

SELLING SHARES

Since Service Class shares are purchased and sold (redeemed)  through cash sweep programs  furnished through accounts at financial  institutions,  investors must redeem them in accordance  with the  instructions  governing such accounts.  You should direct  questions  regarding  these types of  redemptions to your account representative.  Please  note that when shares are  purchased  through UMB Bank,
n.a. or another  institution,  you may be charged a fee by that  institution for providing services in connection with your account.

Redemption  requests  received  in "good  order"  before  the  close of the NYSE
(usually 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day's NAV. "Good order" means that all shares are paid for, and that all required  documentation  is included.  Attempts to redeem from unsettled  purchases  or  uncollected  funds  will not be  processed  until  the purchase is completed. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Please note that the Funds may require  additional  documents for redemptions by
corporations,   executors,   administrators,   trustees,   guardians   or  other
fiduciaries.

Additional Redemption Provisions

     o    Once the Funds' transfer agent receives an order to redeem shares,  it may not be revoked or  cancelled.  The Funds cannot accept an order to redeem that  specifies a particular  date,  price or any other special conditions.

     o    If a redemption  request  exceeds the amount that is in the investor's account,  the entire account will be redeemed.  Any Fund services that have been selected will be cancelled.

     o    The Funds  reserve the right to suspend the  redemption of Fund shares when the securities markets are closed,  trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not  reasonably  practicable,  a Fund cannot  fairly  determine the value of its net  assets or the  Securities  and  Exchange  Commission permits the suspension of the right of redemption or the  postponement of the date of payment of a redemption.

     o    Under certain  circumstances,  a Fund may pay a redemption  "in kind."
          This means that the Fund may pay you in  portfolio  securities  rather than cash. If this occurs,  you may incur  transaction  costs when you sell the securities you receive.

The UMB Scout Funds'  market timing policy does not apply to these Funds because the Funds seek to  maintain a stable  NAV of $1.00 per share and  generally  are used for  short-term  investment or cash  management  purposes.  There can be no assurances,  however, that the Funds may not, on occasion,  serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

OTHER SHAREHOLDER INFORMATION

WEB SITE

You can obtain the most  current  Prospectus  and  shareholder  reports  for the
Funds, as well as current performance  information,  applications and other Fund information by visiting the Funds' web site at umbscoutfunds.com.

SHAREHOLDER COMMUNICATIONS

Disclosure  of Portfolio  Holdings.  A  description  of the Funds'  policies and procedures  with respect to the disclosure of a Fund's  portfolio  securities is available in the Funds' Statement of Additional Information.

Semiannual and Annual  Reports.  The Funds send Semiannual and Annual Reports to their direct  shareholders.  These reports provide financial  information on the investment and provide a "snapshot" of the Funds' portfolio  holdings at the end of their  semiannual  and fiscal year periods.  Additionally,  the Annual Report discusses the factors that materially  affected the Funds' performance for their most recently  completed fiscal year,  including  relevant market conditions and the investment strategies and techniques that were used.

Prospectus.  Each year,  the Funds will send all record  shareholders  a current
Prospectus. Please read the Prospectus and keep it for future reference.

Form 1099. Each year record  shareholders will receive a Form 1099-DIV,  showing the source of  distributions  for the preceding  year.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Funds may authorize one or more brokers or other  financial  services agents or sub-agents to accept purchase and redemption  orders on the Funds' behalf. In these cases,  a Fund will be deemed to have received an order when an authorized financial  services agent or sub-agent  accepts the order, and the order will be priced at the Fund's NAV next computed after it is received in good order by the financial  services  agent or  sub-agent.  The Funds  have  agreed to allow some service  providers to enter  purchase  orders for their  customers by telephone, with payment to follow.  If payment is not received  within the time  specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund has  qualified,  or  intends to  qualify,  as a  regulated  investment company under the Internal Revenue Code. As a regulated  investment  company,  a
Fund generally pays no federal income tax on the income and gains it distributes to you.  Dividends  from net  investment  income  are  declared  daily  and paid monthly.  Short-term  capital  gains  may be paid  with the  daily  dividend  or distributed annually.  The amount of any distribution will vary, and there is no guarantee  a Fund  will  pay  either  an  income  dividend  or a  capital  gains distribution.  We  automatically  reinvest all dividends and gains in additional
Fund shares unless you elect to have them paid to you in cash.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions you received the previous calendar year. Distributions declared in
December  to  shareholders  of record in such month,  but paid in  January,  are taxable as if they were paid in December.  The Funds may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement, the Funds make  every  effort to search  for  reclassified  income to reduce the number of corrected forms mailed to shareholders.  However, when necessary,  the
Funds  will  send  you  a  corrected  Form  1099-DIV  to  reflect   reclassified
information.

TAXES

Federal  Portfolio  and  Prime  Portfolio.  In  general,  if you  are a  taxable investor,  Fund  distributions  are taxable to you at ordinary income tax rates.
This is true whether you reinvest your  distributions  in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income. Because each Fund is a money market fund, it does not anticipate  realizing any long-term  capital gains. None of a Fund's income  dividends  will be qualified  dividend  income  eligible for taxation by individual shareholders at long-term capital gain rates.

UMB Scout Tax-Free Money Market Fund.  Fund dividends will consist  primarily of exempt-interest  dividends  from  interest  earned on municipal  securities.  In general,  exempt-interest  dividends are exempt from regular federal income tax.
The Fund,  however,  may invest a portion of its assets in  securities  that pay income that is not tax-exempt.  Fund  distributions from such income are taxable to you as ordinary income. No part of any such ordinary income dividends will be qualified  dividend  income  eligible for taxation by  individuals  at long-term capital gain rates.

Fund  distributions  of short-term  capital gains are taxable to you as ordinary income.  Because  the  Fund is a money  market  fund,  it  does  not  anticipate realizing any long-term capital gains.

Exempt-interest  dividends are taken into account when  determining  the taxable portion of your social security or railroad  retirement  benefits.  The Fund may invest a portion of its assets in private  activity bonds. The income from these bonds is a preference item when  determining  your  alternative  minimum tax and under the income tax provisions of several states.

Exempt-interest  dividends  from  interest  earned on municipal  securities of a state,  or its  political  subdivisions,  generally are exempt from that state's personal income tax. Most states,  however,  do not grant tax-free  treatment to interest from municipal securities of other states.

Because  of  these  tax  exemptions,  a  tax-free  fund  may  not be a  suitable investment  for  retirement  plans and  other  tax-exempt  investors.  Corporate shareholders  should note that these  dividends  may be fully  taxable in states that impose  corporate  franchise  taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

While the UMB Scout  Tax-Free  Money Market Fund endeavors to purchase only bona fide  tax-exempt  securities,  there are risks  that:  (a) a security  issued as tax-exempt may be reclassified by the Internal Revenue  Service,  or a state tax authority,  as taxable and/or (b) future  legislative,  administrative  or court actions could  adversely  impact the  qualification  of income from a tax-exempt security as tax-free.  Such  reclassifications  or actions could cause  interest from a security to become  taxable,  possibly  retroactively,  subjecting you to increased tax liability.  In addition,  such  reclassifications or actions could cause the value of a security,  and therefore,  the value of a Fund's shares, to decline.

Sale or  Redemption  of Fund Shares.  A sale or  redemption  of Fund shares is a taxable  event  and,  accordingly,  a  capital  gain or loss may be  recognized.
Because  the Funds  expect to  maintain  a stable  net asset  value of $1.00 per share,  investors should not have any gain or loss on sale or redemption of Fund shares.

Backup  Withholding.  By law,  if you do not  provide the Funds with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup withholding on any distributions of income,  capital gains, or proceeds  from the sale of your shares.  The Funds also must withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax and are subject to special U.S. tax certification requirements.

THIS  DISCUSSION  OF  "DIVIDENDS,  DISTRIBUTIONS  AND TAXES" IS NOT  INTENDED OR
WRITTEN TO BE USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX SITUATION IS UNIQUE,
YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL, OR FOREIGN
TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS.

UMB SCOUT FUNDS (SERVICE CLASS SHARES)
     Money Market Fund - Federal Portfolio (UMGXX)
     Money Market Fund - Prime Portfolio (UMQXX)
     Tax-Free Money Market Fund (UMUXX)

INVESTMENT ADVISOR
     Scout Investment Advisors, Inc.
     Kansas City, Missouri

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     BKD, LLP
     Houston, Texas

LEGAL COUNSEL
     Stradley, Ronon, Stevens & Young, LLP
     Philadelphia, Pennsylvania

CUSTODIAN
     UMB Bank, n.a.
     Kansas City, Missouri

DISTRIBUTOR
     UMB Distribution Services, LLC
     Milwaukee, Wisconsin

TRANSFER AGENT
     UMB Fund Services, Inc.
     Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The Statement of Additional  Information ("SAI") contains additional information about the Funds and is  incorporated  by  reference  into this  Prospectus.  The
Funds'  Annual  and  Semiannual  Reports  to  shareholders   contain  additional
information about the Funds' investments.  In the Funds' Annual Report, you will find a  discussion  of the market  conditions  and  investment  strategies  that significantly affected each Fund's performance during its last fiscal year.

You may  obtain a free  copy of  these  documents  by  contacting  the  Funds by telephone,  mail or e-mail as provided on this page.  The Funds also make copies
of  these   documents   available   free  of   charge   on  their  web  site  at
umbscoutfunds.com.You  also may call the  toll-free  number  provided to request other information about the Funds and to make shareholder inquiries.

Information  about the Funds  (including  the SAI) can be reviewed and copied at the Securities and Exchange  Commission's  Public  Reference Room in Washington,
DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds
are   available  in  the  EDGAR   database  on  the  SEC's   Internet   site  at
http://www.sec.gov.  Copies  of this  information  also  may be  obtained,  upon payment of a duplicating fee, by electronic request at  publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102.

SEC REGISTRATION NUMBER
811-09813 UMB Scout Funds

UMB SCOUT FUNDS

P.O. Box 1241
Milwaukee, WI 53201-1241

TOLL FREE 800-996-2862

umbscoutfunds.com

"UMB,"  "Scout"  and the  Scout  design  are  registered  service  marks  of UMB
Financial Corporation.

SC-403-1006

                                 UMB Scout Funds
                      Supplement dated July 17, 2007 to the
                       Statement of Additional Information
                             dated October 31, 2006

                 UMB Scout Money Market Fund - Federal Portfolio
                  UMB Scout Money Market Fund - Prime Portfolio
                      UMB Scout Tax-Free Money Market Fund
                       (Investor and Service Class Shares)

New Classes of Shares

This supplement to the joint Statement of Additional Information ("SAI") for the various UMB Scout Funds  relates to the three UMB Scout Money Market Funds shown above (the "Money Market Funds").

Beginning July 17, 2007,  each of the Money Market Funds will issue two separate classes  of  shares:  Investor  Class  Shares  and  Service  Class  Shares.  All
outstanding  shares  have been  designated  as Investor  Class  Shares and these shares will continue to be available for direct purchase on a no-load basis. The new Service  Class Shares,  which are subject to annual rule 12b-1  distribution and service fees, will be offered for use in cash sweep arrangements for clients of banks, trust companies and  broker-dealers,  including UMB Bank, n.a. and its affiliates.

Prospectus

The SAI is not a Prospectus but should be read in conjunction with the joint UMB
Scout  Funds'  prospectus  dated  October  31,  2006  (which  offers the no-load
Investor Class shares of the Money Market Funds),  as well as the Prospectus for the Service  Class  shares of the Money  Market  Funds dated July 17,  2007.  To obtain a free copy of either  Prospectus or any Annual or Semi-Annual  Report to shareholders, please call the Funds toll-free at 1-800-996-2862.

Financial Statements

The audited financial  statements,  and the reports thereon of BKD, LLP, for the fiscal  year  ended  June  30,  2006  of the UMB  Scout  Funds  were  previously incorporated  into the SAI by reference to the Annual  Report of UMB Scout Funds
(File No. 811-09813) filed with the Securities and Exchange  Commission  ("SEC")
and consist of the following:

     1.   Schedule of Investments at June 30, 2006
     2.   Statements of Assets and Liabilities at June 30, 2006
     3.   Statements of Operations for the Year Ended June 30, 2006
     4.   Statements  of Changes in Net Assets for the Years Ended June 30, 2006
          and June 30, 2005
     5.   Financial Highlights
     6.   Notes to Financial Statements
     7.   Report of Independent Registered Public Accounting Firm for the Annual
          Report dated June 30, 2006

With this  supplement,  the Money Market Funds' unaudited  financial  statements included in the UMB Scout Funds  Semi-Annual  Report dated December 31, 2006 are also  incorporated  by reference into the SAI. No other parts of the Funds' 2006
Annual Report or the Semi-Annual Report are incorporated herein.

Because the Service  Class  Shares of the Money Market Funds are new and did not
exist as of June 30, 2006,  the Annual  Report of UMB Scout Funds for the fiscal year ended June 30, 2006 does not contain any data for Service  Class  Shares of the Money Market Funds.

Pricing of Shares

The price at which  investors  purchase  and redeem  (sell)  shares of the Money
Market  Funds is called  the Fund's net asset  value per share  ("NAV").  A Fund calculates  its NAV by taking the total  value of its  assets,  subtracting  its liabilities,  and  dividing  the  total by the  number of Fund  shares  that are outstanding.  Each Money  Market  Fund  calculates  its NAV once  daily,  Monday through  Friday,  as of the  close of  trading  on the New York  Stock  Exchange
("NYSE")  (usually  3:00  p.m.  Central  Time) on days when the Fund is open for business.

In  computing  the net  asset  value of its  shares  for  purposes  of sales and redemptions,  each Money Market Fund uses the amortized cost method of valuation pursuant  to 1940 Act Rule 2a-7 under the 1940 Act.  Under this  method,  a Fund values each of its  portfolio  securities  at cost on the date of  purchase  and thereafter  assumes  a  constant  proportionate  accretion  of any  discount  or amortization  of any premium until  maturity of the security.  As a result,  the value of a  portfolio  security  for  purposes  of  determining  net asset value normally does not change in response to fluctuating  interest  rates.  While the amortized cost method seems to provide certainty in portfolio valuation,  it may result in valuations of a Fund's  securities  which are higher or lower than the market value of such securities.

In connection  with its use of amortized  cost  valuation,  each Fund limits the dollar-weighted  average  maturity of its portfolio to not more than 90 days and does not  purchase  any  instrument  with a  remaining  maturity of more than 13 months (with  certain  exceptions).  The Board of Trustees has also  established procedures,  pursuant  to rules  promulgated  by the SEC,  that are  intended to stabilize each Fund's NAV for purposes of sales and  redemptions at $1.00.  Such procedures  include  the  determination,  at such  intervals  as the Board deems appropriate,  of the extent,  if any, to which a Fund's NAV  calculated by using available  market  quotations  deviates from $1.00 per share.  In the event such deviation  exceeds 1/2 of 1%, the Board will promptly  consider what action,  if any, should be initiated. If the Board believes that the amount of any deviation from a Fund's  $1.00  amortized  cost  price per share  may  result in  material dilution or other unfair results to investors or existing shareholders,  it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably  practicable  any such  dilution or unfair  results.  These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund's average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing an NAV determined by using available market quotations.

Shares of the Money  Market  Funds  redeemed  will be  entitled  to receive  all dividends  declared  through the day  preceding the date of  redemption.  If you redeem all of the shares in your account, your redemption check will include all dividends.  If you  redeem  less  than all of the  shares  in your  account,  in addition  to the share  redemption  check,  a separate  check  representing  all dividends  declared but unpaid on the shares redeemed will be distributed on the next  dividend  payment  date.  Any amount due you in your  declared  but unpaid dividend account cannot be redeemed by draft.

Dividends, Distributions and Taxes

The following  information replaces the information relating to the Money Market
Funds in the joint SAI.

Distributions of Net Investment  Income. A Money Market Fund typically  declares dividends from its daily net income for each day that its NAV is  calculated.  A
Fund's daily net income  includes  accrued  interest  and any original  issue or acquisition  discount,  plus or minus any gain or loss on the sale of  portfolio securities and changes in unrealized  appreciation  or depreciation in portfolio securities  (to the  extent  required  to  maintain a  constant  NAV),  less the estimated expenses of the Fund.

UMB Scout Money Market Fund - Federal  Portfolio and UMB Scout Money Market Fund
- Prime Portfolio.  Any distributions by the Money Market Funds from such income will be taxable to you as ordinary  income,  whether you receive them in cash or in additional shares.  None of the dividends paid by the Money Market Funds will be qualified dividend income because such Money Market Funds invest primarily in debt instruments that earn interest income.

UMB Scout  Tax-Free Money Market Fund.  Dividends  declared and paid by the Fund from net  investment  income may either be  tax-exempt  or taxable,  whether you receive them in cash or in additional shares:

(i) Exempt- interest dividends. By meeting certain requirements of the Code, the
UMB Scout  Tax-Free  Money Market Fund has qualified and continues to qualify to pay exempt-interest  dividends. These dividends are derived from interest income exempt from regular  federal income tax, and are not subject to regular  federal income tax when  distributed.  In addition,  to the extent that  exempt-interest dividends are derived from interest on  obligations  of a state or its political subdivisions,  or from  interest  on  qualifying  U.S.  territorial  obligations
(including  qualifying  obligations of Puerto Rico,  the U.S.  Virgin Islands or
Guam),  they also may be exempt from such state's  personal  income taxes.  Most states,  however,  do not grant  tax-free  treatment  to  interest  on state and municipal securities of other states.

(ii)  Taxable  income  dividends.  The Fund may earn  taxable  income  from many sources,  including temporary investments,  the discount on stripped obligations or their coupons,  income from securities  loans or other taxable  transactions, and ordinary  income on the sale of market  discount bonds. If you are a taxable investor, any income dividends the Fund pays from this income are taxable to you as ordinary  income.  None of the  dividends  paid by the Fund will be qualified dividend  income because such Fund invests  primarily in debt  instruments  that earn interest income.

Distributions of Capital Gain. Because the Funds are money market funds, they do not anticipate realizing any long-term capital gain.

Maintaining a $1 Share Price. Gain and loss on the sale of portfolio  securities and unrealized appreciation or depreciation in the value of these securities may require the Money  Market  Funds to adjust  distributions  to maintain  their $1 share price. These procedures may result in under- or  over-distributions by the
Money Market Funds of their net investment income.

Redemption  of Fund  Shares.  Because the Money  Market Funds seek to maintain a constant  $1.00 per share net asset  value,  you  should not expect to realize a capital gain or loss upon redemption of Fund shares.

Alternative Minimum Tax (UMB Scout Tax-Free Money Market Fund only). Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining  your  alternative  minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability  under the federal and state alternative minimum taxes, depending on your personal or corporate tax position.  If you are a person  defined  in the Code as a  substantial  user (or person related to a user) of a facility  financed by private activity bonds, you should consult with your tax advisor before buying shares of this Fund.

Treatment of Interest on Debt  Incurred to Hold Fund Shares (UMB Scout  Tax-Free
Money  Market Fund only).  Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Status of Securities as Tax-Exempt (UMB Scout Tax-Free Money Market Fund only).

Risk of  loss of  federal  exemption.  Failure  of the  issuer  of a  tax-exempt security to comply with certain legal or  contractual  requirements  relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Risk of loss of state exemption . As noted above, exempt-interest dividends from
interest   earned  on  municipal   securities  of  a  state,  or  its  political
subdivisions,  generally are exempt from that state's  personal income tax. Most states,  however,  do not grant  tax-free  treatment to interest from  municipal securities of other states.  Two residents of the  Commonwealth  of Kentucky who
paid  income  tax  on  the  interest  they  earned  on  out-of-state   municipal
obligations  brought suit against the state's  Department  of Revenue,  claiming that the state's tax policy illegally  burdened  interstate  commerce.  In early
2006, a Kentucky  Appellate  Court agreed with these  residents that the state's policy was unconstitutional.  The Kentucky Supreme Court declined to review this decision,  and the U.S.  Supreme  Court has now granted  certiorari to hear this case in their 2007-2008 term (Davis v. Department of Revenue).  The U.S. Supreme
Court may reverse the  Kentucky  Appeals  Court,  in which case there will be no change in the  operation  of the Fund,  or it may  affirm the  decision  of this court, in which case Kentucky (and possible all other states) may be required to give equal  treatment to all  municipal  obligations.  In the latter case,  each state  legislature  will be required to assess its current tax policy that gives
preferential   treatment  to  in-state   municipal   obligations  and  pass  new
legislation  that will either  exempt all  in-state and  out-of-state  municipal obligations  from  taxation  or  cause  all  of the  interest  earned  on  these obligations to become  taxable for state tax  reporting.  This change to tax all municipal obligation  interest,  if made, would cause all of the exempt-interest dividends paid by a fund to be taxable to you on your state personal  income tax return,  and may cause the fund's NAV to decrease.  In addition,  any changes to the state taxation of exempt-interest dividends for personal income tax purposes may or may  not  affect  corporate  shareholders  in a  similar  manner  and the taxation of such exempt-interest  dividends to corporate  shareholders for state tax  purposes  could  be  substantially  different  than  the  taxation  of such dividends to  individual  shareholders.  The U.S.  Supreme Court may also remand this  case  to the  Kentucky  Supreme  Court  or  Appellate  Court  for  further proceedings  consistent with its ruling, in which case the outcome and impact of its decision will not be known until these proceedings are complete.

THIS  DISCUSSION  OF  "DIVIDENDS,  DISTRIBUTIONS  AND TAXES" IS NOT  INTENDED OR
WRITTEN TO BE USED AS TAX ADVICE AND DOES NOT  PURPORT TO DEAL WITH ALL  FEDERAL
TAX CONSEQUENCES APPLICABLE TO ALL CATEGORIES OF INVESTORS, SOME OF WHICH MAY BE
SUBJECT TO SPECIAL RULES. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR REGARDING YOUR
PARTICULAR CIRCUMSTANCES BEFORE MAKING AN INVESTMENT IN A FUND.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a  Distribution and Shareholder  Servicing Plan (the "Plan") for the Service Class Shares of the
Money  Market  Funds.  The Plan  does not apply to shares of any other UMB Scout
Fund. No Shares,  other than Service Class Shares of the Money Market Funds, are included  in  calculating  the  Plan's  fees,  and the Plan is only  used in the distribution  and marketing of Service Class Shares and the servicing of Service
Class  shareholders.  Only shareholders of the Service Class may vote on matters affecting the Plan.

Under the Plan,  the Trust,  on behalf of the Service  Class shares of the Money
Market Funds, pays to the Distributor or others a monthly fee of 0.50% per annum of the average daily net assets of each Money Market Fund's  respective  Service
Class Shares. Such payments are intended to compensate the Distributor or others who have entered into an Agreement  for the Sale and  Servicing of the UMB Scout
Funds with the Distributor for, among other things:  (a) sweep account services;
(b) expenses  incurred by such parties in the promotion and  distribution of the
Service Class Shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation and distribution of
sales   literature   and   related   expenses,    advertisements,    and   other
distribution-related  expenses,  as  well  as  any  distribution  fees  paid  to
securities  dealers  or  others;  and  (c)  furnishing   personal  services  and
maintaining  shareholder accounts,  which services include,  among other things, assisting  in,  establishing  and  maintaining  customer  accounts  and records, assisting  with  purchase and  redemption  requests,  arranging  for bank wires, monitoring  dividend  payments from the  Portfolios to customers,  receiving and answering correspondence,  and aiding in maintaining their respective customers;
all such services  being  provided in connection  with the Service Class Shares.
The  maximum  amount of 12b-1  Plan fees that are  attributable  to  shareholder servicing fees is 0.25% annually, consistent with NASD rules.

The Plan has been approved by the vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons"
of the Trust  (as  defined  in the 1940 Act) and who have no direct or  indirect financial  interest in the  operation  of the Plan,  cast in person at a meeting called for the purpose of voting on such Plan.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS:

(a)  Articles of Incorporation

     (1)  Agreement and Declaration of Trust of the Registrant dated January 26,
          2000,  and  effective  January 27, 2000,  previously  filed as Exhibit
          99.a.1 to the  Registrant's  Initial  Registration  Statement  on Form
          N-1A, filed on February 9, 2000 ("Initial Registration Statement") and
          incorporated herein by reference.

     (2)  Certificate  of Trust dated January 26, 2000,  and filed and effective in Delaware on January 27, 2000, previously filed as Exhibit 99.a.2 to
          the  Initial   Registration   Statement  and  incorporated  herein  by
          reference.

     (3)  Officer's Certificate  evidencing the establishment and designation of the UMB Scout  Small  Cap Fund  series  effective  January  24,  2001, previously filed as Exhibit 99.a.8.D to Post-Effective Amendment No. 2 to Registrant's  Registration  Statement on Form N-1A,  filed on April
          30, 2001 ("PEA No. 2") and incorporated herein by reference.

     (4)  Officer's Certificate  evidencing the establishment and designation of the UMB Scout Stock Fund,  the UMB Scout  Growth  Fund,  the UMB Scout
          WorldWide  Fund,  the  UMB  Scout  Bond  Fund,  the UMB  Scout  Kansas
          Tax-Exempt  Bond  Fund,  the UMB  Scout  Money  Market  Fund - Federal
          Portfolio,  the UMB Scout Money Market Fund - Prime  Portfolio and the
          UMB Scout  Tax-Free  Money Market Fund series  effective  November 18,
          2004, previously filed as Exhibit 99.a to Post-Effective Amendment No.
          7 to  Registrant's  Registration  Statement  on Form  N-1A,  filed  on
          January 14, 2005 and incorporated herein by reference.

     (5)  Officer's Certificate  evidencing the establishment and designation of the  UMB  Scout  Mid  Cap  Fund  series  effective  August  17,  2006, previously filed as Exhibit 99.a.5 to Post-Effective  Amendment No. 10 to Registrant's  Registration  Statement on Form N-1A, filed on August
          18, 2006 and incorporated herein by reference.

     (6)  Officer's Certificate  evidencing the establishment and designation of the Investor  Class of shares and the Service  Class of shares for the
          UMB Scout Money Market Fund - Federal  Portfolio,  the UMB Scout Money
          Market Fund - Prime  Portfolio and the UMB Scout Tax-Free Money Market
          Fund series effective July 9, 2007 is filed herewith.

(b)  By-laws

     (1)  By-Laws  previously filed as Exhibit 99.b to the Initial  Registration
          Statement on Form N-1A and incorporated herein by reference.

(c)  Instruments Defining Rights of Security Holders

     (1)  Specimen of Stock Certificate.

          Not Applicable.

     (2)  Agreement and Declaration of Trust.

          ARTICLE  III,  Sections  1-7;  ARTICLE V,  Sections  1-6;  ARTICLE VI,
          Sections  1-3;  ARTICLE  VIII,  Sections  2-5  of  the  Agreement  and
          Declaration of Trust dated January 26, 2000 and effective  January 27,
          2000,  previously filed as Exhibit 99.a.1 to the Initial  Registration
          Statement.

     (3)  By-Laws.

          ARTICLE II; ARTICLE IX, Sections 1-2 of the By-Laws,  previously filed as Exhibit 99.b to the Initial Registration Statement.

(d)  Investment Advisory Contracts

     (1)  Investment Advisory Agreement between Scout Investment Advisors,  Inc.
          and UMB Scout Funds dated April 1, 2005,  previously  filed as Exhibit
          99.d.1 to Post-Effective Amendment No. 9 to Registrant's  Registration
          Statement  on Form N-1A,  filed on October  28, 2005 ("PEA No. 9") and incorporated herein by reference.

     (2)  Amended  and  Restated  Exhibit  A and B to  the  Investment  Advisory
          Agreement between Scout Investment Advisors, Inc. and UMB Scout Funds, previously filed as Exhibit 99.d.2 to Post-Effective  Amendment No. 11 to Registrant's  Registration Statement on Form N-1A, filed on October
          31, 2006 ("PEA No. 11") and incorporated herein by reference.

     (3)  Fee Waiver and Expense  Assumption  Agreement between Scout Investment
          Advisors, Inc. and UMB Scout Funds, on behalf of UMB Scout Stock Fund,
          UMB Scout  Growth  Fund and UMB Scout Bond Fund,  previously  filed as
          Exhibit  99.d.3 to  Post-Effective  Amendment  No. 12 to  Registrant's
          Registration  Statement on Form N-1A,  filed on May 16, 2007 ("PEA No.
          12") and incorporated herein by reference.

     (4)  Fee Waiver and Expense  Assumption  Agreement between Scout Investment
          Advisors,  Inc.  and UMB Scout  Funds,  on behalf of UMB Scout Mid Cap
          Fund,   previously   filed  as  Exhibit  99.d.4  to  PEA  No.  11  and
          incorporated herein by reference.

(e)  Underwriting Contracts

     (1)  Distribution  Agreement between UMB Distribution Services, LLC and UMB
          Scout Funds dated May 19, 2001,  previously  filed as previously filed as Exhibit 99.e.8 to  Post-Effective  Amendment No. 3 to  Registrant's
          Registration  Statement on Form N-1A,  filed on October 30, 2001 ("PEA
          No. 3") and incorporated herein by reference.

          (A)  Amendment  Number One to the Distribution  Agreement  between UMB
               Distribution Services, LLC and UMB Scout Funds,  previously filed as previously filed as Exhibit 99.e.8 to Post-Effective Amendment
               No. 4 to Registrant's  Registration Statement on Form N-1A, filed on October 28, 2002 and incorporated herein by reference.

          (B)  Amended and  Restated  Schedule A to the  Distribution  Agreement
               between  UMB  Distribution  Services,  LLC and UMB  Scout  Funds,
               previously   filed  as  Exhibit   99.e.1.B  to  PEA  No.  11  and
               incorporated herein by reference.

     (2)  Form of  Agreement  for the Sale and  Servicing  of  Shares of the UMB
          Scout Funds  (relating to the Service Class Shares of the Money Market
          Funds) is filed herewith.

(f)  Bonus or Profit Sharing Contracts

     Not Applicable.

(g)  Custodian Agreements

     (1)  Custody  Agreement  between UMB Scout Funds and UMB Bank,  n.a.  dated
          October 30, 1995, previously filed as Exhibit 99.g.1 to Post-Effective
          Amendment No. 7 to Registrant's  Registration  Statement on Form N-1A,
          filed on January 14, 2005 and incorporated herein by reference.

          (A)  Revised Appendix B to Custody  Agreement  between UMB Scout Funds and UMB Bank,  n.a.,  previously filed as Exhibit 99.g.1.A to PEA
               No. 11 and incorporated herein by reference.

     (2)  Rule 17f-5 Delegation  Agreement by and between UMB Bank, n.a. and UMB
          Scout Funds dated May 8, 2003,  previously  filed as Exhibit 99.g.6 to
          Post-Effective Amendment No. 5 to Registrant's  Registration Statement
          on Form N-1A,  filed on October  28, 2003 and  incorporated  herein by reference.

          (A)  Revised Appendix to Rule 17f-5 Delegation  Agreement  between UMB
               Scout  Funds  and UMB Bank,  n.a.,  previously  filed as  Exhibit
               99.g.2.A to PEA No. 11 and incorporated herein by reference.

(h)  Other Material Contracts

     (1)  Transfer Agency Agreements.

          (A)  Transfer Agency  Agreement by and between UMB Scout Funds and UMB
               Fund  Services,  Inc.  dated April 1, 2005,  previously  filed as
               Exhibit  99.h.1.A  to  PEA  No.  9  and  incorporated  herein  by reference.

          (B)  Amended and Restated  Schedule A to the Transfer Agency Agreement
               by and  between  UMB  Scout  Funds and UMB Fund  Services,  Inc.,
               previously   filed  as  Exhibit   99.h.1.B  to  PEA  No.  11  and
               incorporated herein by reference.

     (2)  Inbound Call Management and Fulfillment Services Agreement.

          (A)  Inbound  Call  Management  and  Fulfillment   Services  Agreement
               between  Scout  Investment  Advisors,  Inc. and UMB  Distribution
               Services, LLC, dated August 6, 2001, relating to UMB Scout Funds, previously  filed as Exhibit 99.h.2 to PEA No. 3 and incorporated herein by reference.

          (B)  Amendment  Number One to Inbound Call  Management and Fulfillment
               Services  Agreement,  dated August 14, 2002,  previously filed as previously filed as Exhibit 99.h.2.B to Post-Effective  Amendment
               No. 6 to Registrant's  Registration Statement on Form N-1A, filed on October 28, 2004 and incorporated herein by reference.

          (C)  Amended and Restated  Schedule A to the Inbound  Call  Management
               and  Fulfillment  Services  Agreement  between  Scout  Investment
               Advisors,  Inc. and UMB Distribution  Services,  LLC,  previously filed as Exhibit 99.h.2.C to PEA No. 11 and  incorporated  herein by reference.

     (3)  Administration and Fund Accounting Agreement.

          (A)  Administration  and Fund Accounting  Agreement  between UMB Scout
               Funds and UMB Fund Services, Inc. dated April 1, 2005, previously filed as Exhibit 99.h.3.A to PEA No. 9 and incorporated herein by reference.

          (B)  Amended and Restated  Schedule A to the  Administration  and Fund
               Accounting  Agreement  between  UMB  Scout  Funds  and  UMB  Fund
               Services,  Inc.,  previously filed as Exhibit 99.h.3.B to PEA No.
               11 and incorporated herein by reference.

     (4)  Retirement  Plan  Agreement  by and between UMB Bank,  n.a.,  UMB Fund
          Services,  Inc. and UMB Scout Funds,  dated April 1, 2005,  previously filed as  Exhibit  99.g.3  to PEA No.  9 and  incorporated  herein  by reference.

(i)  Legal Opinion

     (1)  Opinion of Counsel  with  respect to the  legality  of the  securities issued by UMB  Scout  Small  Cap  Fund,  series  of UMB  Scout  Funds, previously filed as Exhibit 99.i to PEA No. 2 and incorporated  herein by reference.

     (2)  Opinion of Counsel  with  respect to the  legality  of the  securities issued by UMB Scout Stock Fund, UMB Scout Growth Fund, UMB Scout Small
          Cap Fund,  UMB Scout  WorldWide  Fund,  UMB Scout Bond Fund, UMB Scout
          Kansas  Tax-Exempt  Bond Fund,  UMB Scout Money  Market Fund - Federal
          Portfolio, UMB Scout Money Market Fund - Prime Portfolio and UMB Scout
          Tax-Free  Money  Market Fund,  series of UMB Scout  Funds,  previously
          filed  as  Exhibit  99.i.2  to  Post-Effective   Amendment  No.  8  to
          Registrant's  Registration  Statement on Form N-1A,  filed on April 1,
          2005 and incorporated herein by reference.

     (3)  Opinion of Counsel  with  respect to the  legality  of the  securities issued by UMB Scout Mid Cap Fund,  previously  filed as Exhibit 99.i.3 to PEA No. 11 and incorporated herein by reference.

(j)  Other Opinions

     (1)  Consent of  Independent  Registered  Public  Accounting  Firm is filed herewith.

     (2)  Power of  Attorney  of UMB Scout  Funds,  previously  filed as Exhibit
          99.j.2 to Post-Effective Amendment No. 10 to Registrant's Registration
          Statement  on Form  N-1A,  filed on August 18,  2006 and  incorporated herein by reference.

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Initial Capital Agreements

     Not Applicable.

(m)  Rule 12b-1 Plan

     (1)  Service Class  Distribution and Shareholder  Servicing Plan adopted by the  Registrant  pursuant to Rule 12b-1 and dated as of  February  22,
          2007,  previously filed as Exhibit 99.m.1 to Post-Effective  Amendment
          No. 12 to Registrant's  Registration  Statement on Form N-1A, filed on
          May 16, 2007 and incorporated herein by reference.

(n)  Rule 18f-3 Plan

     (1)  Multiple Class Plan Pursuant to Rule 18f-3,  adopted by the Registrant and dated as of February 22, 2007,  previously filed as Exhibit 99.n.1 to  Post-Effective  Amendment  No.  12  to  Registrant's  Registration
          Statement on Form N-1A, filed on May 16, 2007 and incorporated  herein by reference.

(p)  Code of Ethics

     (1)  Code of Ethics of the investment advisor,  Scout Investment  Advisors,
          Inc. and the UMB Scout Funds,  previously  filed as Exhibit  99.p.1 to
          Post-Effective Amendment No. 10 to Registrant's Registration Statement
          on Form N-1A,  filed on August  18,  2006 and  incorporated  herein by reference.

     (2)  Code of Ethics of the  distributor,  UMB  Distribution  Services,  LLC previously filed as Exhibit 99.P to Post-Effective  Amendment No. 4 to
          Registrant's Registration Statement on Form N-1A, filed on October 28,
          2002 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.

ITEM 25. INDEMNIFICATION:

Under the terms of the Delaware Statutory Trust Act (the "Delaware Act") and the
Registrant's  Agreement  and  Declaration  of Trust and  By-Laws,  no officer or trustee of the  Registrant  shall have any  liability to the  Registrant  or its shareholders  for damages,  except to the extent such limitation of liability is precluded by the Delaware Act, the Agreement and  Declaration  of Trust,  or the
By-Laws.

Subject  to the  standards  and  restrictions  set  forth  in  the  Registrant's
Agreement and  Declaration of Trust,  Section 3817 of the Delaware Act permits a statutory trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever.  Section 3803 of the Delaware Act protects a trustee,  when acting in such capacity,  from liability to any person other than the business  trust or  beneficial  owner for any act,  omission,  or obligation  of the business  trust or any trustee  thereof,  except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and  Declaration  of Trust provides that the officers and trustees shall not be liable  for any act or  omission  of any agent or  employee  of the
Registrant,  any investment advisor or principal  underwriter of the Registrant, or with  respect to each  trustee or  officer,  the act or omission of any other trustee or officer.  Subject to the provisions of the By-Laws,  the  Registrant, out of its assets,  shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands  whatsoever  arising out of or related to such officer's or trustee's performance of his or her duties as an officer or trustee of the Registrant. This limitation on liability applies to events  occurring  at the time a person  serves as a trustee  or  officer of the
Registrant whether or not such person is a trustee or officer at the time of any proceeding  in which  liability  is asserted.  Nothing  herein  contained  shall indemnify,  hold  harmless or protect any officer or trustee from or against any liability  to the  Registrant  or any  shareholder  to which such  person  would otherwise  be  subject  by reason  of  willful  misfeasance,  bad  faith,  gross negligence or reckless  disregard of the duties  involved in the conduct of such person's office.

The  By-Laws  provide  that in  actions  by  others  than  the  Registrant,  the
Registrant  shall indemnify any person who was or is a party or is threatened to be made a party to any  proceeding  (other  than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the
Registrant,  against expenses,  judgments,  fines, settlements and other amounts actually and  reasonably  incurred in  connection  with such  proceeding if such person acted in good faith and in a manner that such person reasonably  believed to be in the best  interests  of the  Registrant  and in the case of a  criminal proceeding,  had no  reasonable  cause to believe the conduct of such person was unlawful.  The  termination  of any proceeding by judgment,  order,  settlement, conviction  or plea of nolo  contendere  or its  equivalent  shall not of itself create a  presumption  that the  person did not act in good faith or in a manner which  the  person  reasonably  believed  to be in  the  best  interests  of the
Registrant or that the person had reasonable  cause to believe that the person's conduct was unlawful. The By-laws provide that in actions by the Registrant, the
Registrant  shall indemnify any person who was or is a party or is threatened to be made a party to any  threatened,  pending  or  completed  action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant,  against expenses actually and  reasonably  incurred  by that  person in  connection  with the  defense  or settlement  of that action if that person acted in good faith,  in a manner that person  believed to be in the best  interests  of the  Registrant  and with such care,  including  reasonable  inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding  any provision to the contrary  contained in the By-laws,  there shall be no right to  indemnification  for any  liability  arising  by reason of willful misfeasance,  bad faith, gross negligence,  or the reckless disregard of the duties involved in the conduct of the agent's office with the Registrant.

No indemnification shall be made under the provisions of the By-laws:

     (a) In respect of any claim,  issue or matter as to which that person shall have been adjudged to be liable in the  performance of that person's duty to the
Trust,  unless  and only to the extent  that the court in which that  action was brought shall determine upon application  that in view of all the  circumstances of the case,  that person was not liable by reason of the disabling  conduct set forth in the  preceding  paragraph  and is fairly  and  reasonably  entitled  to indemnity for the expenses which the court shall determine; or

     (b) In respect of any claim, issue, or matter as to which that person shall have  been  adjudged  to be  liable  on the  basis  that  personal  benefit  was improperly  received by him,  whether or not the benefit resulted from an action taken in the person's official capacity; or

     (c) Of amounts paid in settling or otherwise  disposing of a threatened  or pending  action,  with or without  court  approval,  or of expenses  incurred in defending a threatened or pending action which is settled or otherwise  disposed of without court approval,  unless the required  approval set forth in Section 6 of Article VI of the By-laws is obtained.

To the extent that an agent of the Registrant has been  successful on the merits in defense of any proceeding  referred to in the above  paragraphs or in defense of any claim,  issue or matter  therein,  before the court or other body  before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith,  provided that  the  Board  of  Trustees,  including  a  majority  who are  disinterested, non-party  trustees,  also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-laws.

Except as provided in the above paragraph  concerning a successful defense,  any indemnification  under  the  provisions  of the  By-laws  shall  be  made by the
Registrant  only if  authorized  in the specific  case on a  determination  that indemnification  of the agent is proper in the  circumstances  because the agent has met the  applicable  standard of conduct set forth in the By-laws and is not prohibited from  indemnification  because of the disabling  conduct  referred to above and as set forth in the By-laws :

     (a) A majority vote of a quorum  consisting of trustees who are not parties to the proceeding and are not  "interested  persons" of the Trust (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")); or

     (b) A written opinion by an independent legal counsel.

To the fullest  extent  permitted by  applicable  law, the officers and trustees shall be entitled  and have the  authority  to  purchase  with the assets of the
Registrant,  insurance for liability and for all expenses reasonably incurred or paid or  expected  to be paid by a trustee  or officer  in  connection  with any claim,  action,  suit or  proceeding  in which such person  becomes  involved by virtue of such person's capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability  under the provisions of Article VII of its Agreement and  Declaration of Trust.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR:

The  principal  business  of UMB Bank,  n.a.  is the  provision  of banking  and investment  management  services to individuals  and  businesses.  The principal business of Scout Investment Advisors,  Inc., which is a wholly-owned subsidiary of UMB Bank,  n.a.,  is the  provision of  investment  advisory  and  management services for the mutual funds within the UMB Scout Funds family.

ITEM 27. PRINCIPAL UNDERWRITER:

(a)  UMB Distribution  Services,  LLC, the distributor for the Registrant,  also acts as distributor for:
          Access Capital Strategies Community Investment Fund, Inc.
          Adelante Funds
          Columbus Funds, Inc.
          Cheswold Lane Funds
          Giant 5 Funds
          Green Century Funds
          Lotsoff Capital Management Equity Trust
          The Marsico Investment Fund
          Nakoma Mutual Funds
          SPARX Funds Trust

(b)  Herewith is the information required by the following table with respect to each director,  officer or partner of the  underwriters  named in answer to
     Item 20 of Part B:

                                                                    Positions and
    Name and Principal                Position and Offices          Offices with
     Business Address                   with Underwriter             Registrant

Peter J. Hammond                           President                     None
803 West Michigan Street
Suite A
Milwaukee, WI 53233

Christine L. Mortensen                     Treasurer                     None
803 West Michigan Street
Suite A
Milwaukee, WI 53233

Constance Dye Shannon                      Secretary               Assistant Secretary
803 West Michigan Street
Suite A
Milwaukee, WI 53233

(c)  The distributor  does not receive any  remuneration or compensation for the duties or services  rendered to the Registrants  pursuant to the respective
     Distribution Agreements.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

Each account,  book or other document required to be maintained by Section 31(a)
of the 1940 Act and Rules (17 CFR ss.270-31a-1 to 31a-3) promulgated thereunder, is in the physical  possession of the Registrants at the Registrants'  corporate offices,  except (1) records held and maintained by UMB Bank,  n.a.,  1010 Grand
Boulevard,  Kansas City, Missouri, 64106, relating to its function as custodian;
(2) records held and  maintained by UMB Fund  Services,  Inc., 803 West Michigan
Street,  Suite A,  Milwaukee,  Wisconsin,  53233,  relating to its  functions as sub-administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by UMB Distribution Services,  LLC, 803 West
Michigan  Street,  Suite A,  Milwaukee,  Wisconsin,  53233,  in its  function as distributor.

ITEM 29. MANAGEMENT SERVICES:

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS:

Registrant  undertakes,  if requested to do so by the holders of at least 10% of the registrant's  outstanding  shares, to call a meeting of shareholders for the purpose of voting upon the  question of removal of a trustee or trustees  and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant certifies  that it  meets  all of the  requirements  for  effectiveness  of this registration  statement  under rule 485(b) under the Securities Act and has duly
caused  this  Registration   Statement  to  be  signed  on  its  behalf  by  the
undersigned,  duly authorized, in the City of Kansas City, and State of Missouri
on the 16th day of July 2007.

                                    UMB Scout Funds

                                    By:  /s/ Gary W. DiCenzo
                                         Gary W. DiCenzo, President

Pursuant to the  requirements of the 1933 Act, this  Registration  Statement has been signed below by the  following  persons in the  capacities  and the date(s)
indicated.

Signature                             Title                            Date

/s/ James L. Moffett                  Principal Executive Officer      July 16, 2007
James. L. Moffett

/s/ C. Warren Green                   Principal Financial Officer      July 16, 2007
C. Warren Green

/s/ Eric T. Jager                     Trustee                          July 16, 2007
Eric T. Jager*

/s/ William E. Hoffman                Trustee                          July 16, 2007
William E. Hoffman*

/s/ Stephen F. Rose                   Trustee                          July 16, 2007
Stephen F. Rose*

/s/ William B. Greiner                Trustee                          July 16, 2007
William B. Greiner

/s/ Andrea F. Bielsker                Trustee                          July 16, 2007
Andrea F. Bielsker*

*By:     /s/ Constance E. Martin
         Constance E. Martin
         Attorney-in-Fact
         (Pursuant to Power of Attorney, previously filed with Post-Effective
         Amendment No. 10 to the Trust's Registration Statement and incorporated herein by reference)

                                  EXHIBIT INDEX

Exhibit No.  Exhibit

EX-99.a.6    Officer's Certificate evidencing the establishment and designation of the Investor Class of shares and the Service Class of shares for the UMB Scout Money Market Fund - Federal Portfolio, the UMB Scout
             Money Market Fund - Prime Portfolio and the UMB Scout Tax-Free
             Money Market Fund (July 9, 2007)

EX-99.e.2    Form of Agreement for the Sale and Servicing of Shares of the UMB
             Scout Funds

EX-99.j.1    Consent of Independent Registered Public Accounting Firm